RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Notes payable
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	2,275
Payments Due by 2013	2,275
Long-term debt
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	18,913
Payments Due by 2013	894
Payments Due by 2014 and 2015	2,531
Payments Due by 2016 and 2017	1,769
2018 and Thereafter	13,719
Long-term debt | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	15,377
Payments Due by 2013	1,154
Payments Due by 2014 and 2015	2,125
Payments Due by 2016 and 2017	1,908
2018 and Thereafter	10,190
Junior subordinated notes
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	994
2018 and Thereafter	994
Junior subordinated notes | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	3,443
Payments Due by 2013	63
Payments Due by 2014 and 2015	126
Payments Due by 2016 and 2017	126
2018 and Thereafter	3,128
Debt
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	22,182
Payments Due by 2013	3,169
Payments Due by 2014 and 2015	2,531
Payments Due by 2016 and 2017	1,769
2018 and Thereafter	14,713
Total long-term debt and junior subordinated notes | Interest payments
Remaining contractual maturities, non-derivative financial liabilities - principal and interest
Total contractual repayments / interest payments of financial liabilities	18,820
Payments Due by 2013	1,217
Payments Due by 2014 and 2015	2,251
Payments Due by 2016 and 2017	2,034
2018 and Thereafter	13,318